ACCOUNTS PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

9.ACCOUNTS PAYABLES AND ACCRUED LIABILITIES

	December 31, 2021	December 31, 2020
	$	$
Trade payables and accrued liabilities	13,284	4,285
Wages and benefits liabilities	1,772	1,767
Other payables	137	139
Interest payable on convertible bond	—	797
Accounts payables and accrued liabilities	15,193	6,988